Related-Party Transactions (Narrative) (Detail) - USD ($) shares in Millions		1 Months Ended		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Proceeds From Debt						$ 2,298,000,000	$ 4,400,000,000
Facility Limit	[1]	$ 6,000,000,000		$ 6,000,000,000		6,000,000,000
Derivative Asset		93,000,000		93,000,000		93,000,000		$ 294,000,000
Derivative Liabilities		934,000,000		934,000,000		934,000,000		279,000,000
Issuance of common stock to Dominion			18.5
Dominion Cove Point L N G L P [Member] | Term Loan Due In Two Thousand Twenty One [Member]
Related Party Transaction [Line Items]
Repayments Of Debt		3,000,000,000.0				3,000,000,000.0
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Due From Related Parties Current		8,000,000		8,000,000		8,000,000		101,000,000	[2]
Proceeds From Debt						698,000,000	$ 700,000,000
Facility Limit	[3]	6,000,000,000		6,000,000,000		6,000,000,000
Derivative Asset		20,000,000		20,000,000		20,000,000		93,000,000
Derivative Liabilities		554,000,000		554,000,000		554,000,000		103,000,000
Short term demand note		9,000,000		9,000,000		9,000,000		224,000,000	[2]
Outstanding borrowings, net of repayments, under money pool for non-regulated subsidiaries		0		$ 0		$ 0
Issuance of common stock to Dominion				0.0	0.0	0.0	0.0
Virginia Electric and Power Company | Pension Benefits | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Amounts due to Dominion, noncurrent		750,000,000		$ 750,000,000		$ 750,000,000		632,000,000
Virginia Electric and Power Company | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent		272,000,000		272,000,000		272,000,000		254,000,000
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Derivative Asset		3,000,000		3,000,000		3,000,000		26,000,000
Derivative Liabilities		18,000,000		18,000,000		18,000,000		10,000,000
Virginia Electric and Power Company | Principal Owner
Related Party Transaction [Line Items]
Short term demand note		9,000,000		9,000,000		9,000,000		224,000,000
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Due From Related Parties Current		308,000,000		308,000,000		308,000,000		319,000,000	[4]
Interest income				30,000,000		88,000,000
Proceeds From Debt							$ 2,750,000,000
Facility Limit	[5]	1,500,000,000		1,500,000,000		1,500,000,000
Derivative Asset		5,000,000		5,000,000		5,000,000		31,000,000
Derivative Liabilities		117,000,000		117,000,000		117,000,000		19,000,000
Amounts due to Dominion, noncurrent		395,000,000		395,000,000		395,000,000
Short term demand note		3,129,000,000		3,129,000,000		3,129,000,000		3,097,000,000	[4]
Dominion Energy Gas Holdings, LLC | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Short term demand note		160,000,000		160,000,000		160,000,000		218,000,000
Interest charges				1,000,000	$ 1,000,000	2,000,000	1,000,000
Dominion Energy Gas Holdings, LLC | Maximum [Member] | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Interest On Debt				1,000,000
Dominion Energy Gas Holdings, LLC | Pension Benefits | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent		323,000,000		323,000,000		323,000,000		319,000,000
Dominion Energy Gas Holdings, LLC | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent		15,000,000		15,000,000		15,000,000		13,000,000
Discontinued Operations [Member] | Medical Coverage for Local retirees | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent		4,000,000		4,000,000		4,000,000
Discontinued Operations [Member] | Dominion Energy Gas Holdings, LLC | Pension Benefits | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent		455,000,000		455,000,000		455,000,000		442,000,000
Discontinued Operations [Member] | Dominion Energy Gas Holdings, LLC | Medical Coverage for Local retirees | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent								4,000,000
Intersegment Eliminations [Member] | Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Distributions						551,000,000	143,000,000
Commercial Paper [Member] | Dominion Cove Point L N G L P [Member]
Related Party Transaction [Line Items]
Proceeds From Debt						3,000,000,000.0
Commercial Paper [Member] | Dominion Energy Midstream Partners L P [Member]
Related Party Transaction [Line Items]
Interest On Debt				4,000,000		9,000,000
Facility Limit		$ 400,000,000		$ 400,000,000		$ 400,000,000
Debt Instrument Interest Rate Stated Percentage		3.50%		3.50%		3.50%
Amounts due to Dominion, noncurrent		$ 395,000,000		$ 395,000,000		$ 395,000,000
Commercial Paper [Member] | Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Interest income				50,000,000	22,000,000	148,000,000	60,000,000
East Ohio [Member] | Dominion Energy Gas Holdings, LLC | Revolving Credit Facility
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent		655,000,000		655,000,000		655,000,000
DGP [Member] | Dominion Energy Gas Holdings, LLC | Revolving Credit Facility
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent								704,000,000
DCPI [Member] | Dominion Energy Gas Holdings, LLC | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Short term demand note		2,900,000,000		2,900,000,000		2,900,000,000		2,900,000,000
Interest charges				30,000,000	25,000,000	88,000,000	72,000,000
DMLPHCII [Member] | Dominion Energy Gas Holdings, LLC | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Short term demand note		22,000,000		22,000,000		22,000,000		22,000,000
Interest charges				1,000,000	$ 1,000,000	1,000,000	$ 1,000,000
Unbilled Revenues [Member] | Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Due From Related Parties Current		$ 13,000,000		$ 13,000,000		$ 13,000,000		$ 7,000,000

[1]	This credit facility matures in March 2023 and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas, Questar Gas and DESC. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At September 30, 2019, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[4]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[5]	A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power, Questar Gas and DESC. The sub-limit for Dominion Energy Gas is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At September 30, 2019, the sub-limit for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.